Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.19

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2023060426	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Lender to provide corrected final 1003 with following to be added to REO schedule: XXX documented on XXX.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points.	XXX - Exception is cleared with the attached condominium deed evidencing that the property has been sold. APPR XXX Exception Cleared;	XXX - Exception is cleared with the attached condominium deed evidencing that the property has been sold. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060426	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	XXX DSCR score < XXX minimum required for cash-out refinance > XXX LTV using fully amortizing payment for IO loan. Lender XXX DSCR score qualified with ITI payment on DSCR w/s on XXX.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points.	XXX "I believe you may be calculating the XXX based on XXX year amortization. According to our guidelines for DSCR we would amortize over XXX years for qualifying payment." ** Agree. Per lender guide, Qualify the Applicant at the start rate based on a XXX year term, unless the loan qualifies to utilize the Interest Only payment to calculate the DSCR. Cash out refinance, thus qualifying payment based on XXX year term; Rent XXX / XXX = XXX (XXX Yr Amort XXX + T XXX + I XXX = XXX). GIDE XXX Exception Cleared;

												XXX - Attached 1008 is insufficient to satisfy the exception; Market Rent XXX / PITIA XXX = XXX < XXX Minimum Required. Missing investor acknowledgement of the exception to lender guide. GIDE XXX Exception Remains;	XXX. "I believe you may be calculating the PITI based on XXX year amortization. According to our guidelines for DSCR we would amortize over XXX years for qualifying payment." ** Agree. Per lender guide, Qualify the Applicant at the start rate based on a XXX year term, unless the loan qualifies to utilize the Interest Only payment to calculate the DSCR. Cash out refinance, thus qualifying payment based on XXX year term; Rent $XXX / $XXX = XXX (XXX Yr Amort $XXX + $XXX + $XXX = $XXX). GIDE XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060426	XXX	XXX	XXX	Credit	Missing Verification of Liability (Contingent or Otherwise)	XXX	1	Closed	Missing VOM or documentation to verify property is owned Free & Clear for XXX on p XXX If no liability, verification of XXX payment required.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points.	XXX - Exception is cleared with the attached condominium deed evidencing that the property was soldXXXXXX Exception Cleared (Ref APP XXX);	XXX - Exception is cleared with the attached condominium deed evidencing that the property was sold XXX .XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060426	XXX	XXX	XXX	Compliance	HUD-XXX is Incomplete	XXX	1	Closed	Missing final Settlement Statement-

1) Settlement Statement pg 131 reflects borrower as "XXX" and signed by our borrower as agent for XXX and for XXX on XXX. Borrower Executed Note, Mortgage, and XXX as individual and as Member of XXX (pg 458/p578/ pg 541). Deed from Revolver to XXX in file pg 220;

									2) Settlement statements reflects a XXX disbursement however, Pre-Paid Interest from date is XXX.	XXX	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points.	XXX - Exception is cleared with the attached borrower signed corrected settlement statement. HUD XXX Exception Cleared;	XXX - Exception is cleared with the attached borrower signed corrected settlement statement. HUD XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060475	XXX	XXX	XXX	Credit	Missing proof of XXX payment on non-subject property	XXX	2	Acknowledged	1) Missing evidence of XXX for REO XXX. HOI is not currently escrowed on mortgage statement. (pg 91;

2) Missing evidence of HOI for REO XXX. HOI is not currently escrowed on mortgage statement. (pg 87)

Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Recd response from investor, "We are ok with granting an exception for the XXX DTI." XXX Exception Overridden to EV2;

												XXX - Exception is partially cleared with the attached post-consummation dated mortgage billing statements evidencing insurance is being escrowed. Payments increased resulting in the DTI to increase to XXX > XXX approved DTI exception. Missing investor acknowledgment of the new DTI exception.XXX XXX Exception Remains;	Client: XXX - Recd response from investor, "We are ok with granting an exception for the XXX% DTI."XXX Exception Overridden to XXX;	Sold	C	B	C	B	C	B	C	B	C	B
2023060475	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	1	Closed	1) Missing copy of executed lease agreement and evidence of XXX most recent months of receipt for rental income supporting XXX/month included in qualifying DTI for REO XXX.;

2) Missing copy of executed lease agreement and evidence of XXX most recent months of receipt for rental income supporting XXX/month included in qualifying DTI for REO XXX.

*Unable to finalize DTI without receipt. - excluding rental income from these properties increases DTI from XXX to XXX

									(REF G/L pg 17)	XXX	Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Recd response from investor, "XXX, they do not have the lease agreements on XXX REOs listed on the 1003 which is XXX of the suspense items. We would be willing to grant an exception up to XXX DTI based in the discretionary income. I think they still have other suspense items to obtain. We will follow up on those." ** Refer APRV XXX - Recd updated 1008/1003 with DTI XXX due to removal of rental income. XXX Exception Cleared;	XXX - Recd response from investor, "XXX, they do not have the lease agreements on XXX REOs listed on the 1003 which is one of the suspense items. We would be willing to grant an exception up to XXX% DTI based in the discretionary income. I think they still have other suspense items to obtain. We will follow up on those." ** Refer XXX - Recd updated 1008/1003 with DTI XXX due to removal of rental income. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060475	XXX	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	1	Closed	Business Narratives for XXX, XXX are unsigned by the borrower. (pg 442-443) (REF G/L pg 16)	XXX	Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Exception is cleared with the attached borrower electronically signed business narratives. COMP XXX Exception Cleared;

XXX - Attached business narratives are not signed by the borrower. COMP XXX Exception Remains;

												XXX - Recd bank statements; XXX, and XXX. ** No exception cleared. Missing signed copies of Business Narratives for XXX, XXX. COMP XXX Exception Remains;	XXX - Exception is cleared with the attached borrower electronically signed business narratives. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060475	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing XXX months business bank statements covering XXX-XXX for XXX, XXX, and XXX utilized for qualifying income. *Unable to finalize DTI or qualifying income without receipt.*- (XXX - XXX Business pg 391, XXX Business pg 408, XXX Business pg 425)	XXX	Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Exception is cleared with the attached XXX mos bank statements.XXXXXX Exception Cleared;	XXX - Exception is cleared with the attached XXX mos bank statements.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060475	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	1	Closed	Missing letter of explanation from borrower addressing XXX-day late payment on XXX in XXX. (pg 351);	XXX	Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Exception is cleared with the attached letter of explanation; electronic payment submitted not processed.XXXXXX Exception Cleared;	XXX - Exception is cleared with the attached letter of explanation; electronic payment submitted not processed.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060475	XXX	XXX	XXX	Credit	Questionable Occupancy	XXX	1	Closed	Missing supporting documentation that relocation from XXX to XXX will not impact income or ability to repay.	XXX	Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Exception is cleared with the attached borrower signed attestation; borrower is a board-certified physician and can work anywhere in the country for similar pay, a majority of administrative meetings are performed virtually and there is other staff to handle other at location administrative duties, XXX is an easier hub for travel for business development, and the borrower also utilizes telemedicine when practicing medicine. Signed intent to occupy letter also provided.XXXXXX Exception Cleared;	XXX - Exception is cleared with the attached borrower signed attestation; borrower is a board-certified physician and can work anywhere in the country for similar pay, a majority of administrative meetings are performed virtually and there is other staff to handle other at location administrative duties, XXX is an easier hub for travel for business development, and the borrower also utilizes XXX when practicing medicine. Signed intent to occupy letter also provided.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060475	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing lender loan approval.	XXX	Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX- Exception is cleared with the attached copy of the updated 1008 /1003; application has been signed by the borrower to evidence acknowledgment of the removal of rental income. APRV XXX Exception Cleared;

XXX - Recd updated approval. ** Still missing borrower signed copy of the updated 1003 to evidence acknowledgment of the removal of rental income. APRV XXX Exception Remains;

XXX - Recd full approval. ** No exception cleared. Attached approval reflects a qualifying DTII XXX.; however, Final DTI is XXX with the removal of rental income. Also still missing borrower signed copy of the updated 1003 to evidence acknowledgment of the removal of rental income. APRV XXX Exception Remains;

												XXX - Exception is partially cleared with the attached updated 1008 / 1003. ** Missing borrower signed copy of the updated 1003; DTI increased > XXX is deemed material. Also missing UW Decision. APRV XXX Exception Remains;	XXX - Exception is cleared with the attached copy of the updated 1008 /1003; application has been signed by the borrower to evidence acknowledgment of the removal of rental income. APRV XXX Exception Cleared;	Sold	D	A	D	A	D	A	D	A	D	A
2023060475	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	2	Acknowledged	Approved DTI XXX > XXX		Verified reserves - Borrower has XXX months of verified reserves when only XXX months are required. ; Minimal outstanding debt - Residual income of over XXX/mth.	XXX - Recd response from investor, "Per XXX, they do not have the lease agreements on XXX REOs listed on the 1003 which is one of the suspense items. We would be willing to grant an exception up to XXX DTI based in the discretionary income. I think they still have other suspense items to obtain. We will follow up on those." ** Refer APRV XXX - Recd updated 1008/1003 with DTI XXX due to removal of rental income.XXXXXX Exception Overridden to EV2;	Client:XXX - Recd response from investor, "Per Bonnie, they do not have the lease agreements on XXX REOs listed on the 1003 which is one of the suspense items. We would be willing to grant an exception up to XXX% DTI based in the discretionary income. I think they still have other suspense items to obtain. We will follow up on those." ** Refer APRV XXX - Recd updated 1008/1003 with DTI XXX due to removal of rental income.XXX Exception Overridden to XXX;	Sold	C	B	C	B	C	B	C	B	C	B
2023060479	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing lender loan approval.	XXX	Verified employment history - Borrower has been self employed XXX years as evidenced by XXX and tax preparer letter.	XXX - Exception is cleared with the attached UW Decision. APRV XXX Exception Cleared;	XXX - Exception is cleared with the attached UW Decision. APRV XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060479	XXX	XXX	XXX	Compliance	Note Rider (Allonge) is not Executed	XXX	1	Closed	Note Allonge Rider is not executed. (pg 884)	XXX	Verified employment history - Borrower has been self employed XXX years as evidenced by XXX and tax preparer letter.	XXX - Exception is cleared with the attached executed Allonge. NOTE XXX Exception Cleared;	XXX - Exception is cleared with the attached executed Allonge. NOTE XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060479	XXX	XXX	XXX	Credit	Missing Gift Letter	XXX	1	Closed	Missing satisfactory gift letter for XXX sent directly from XXX account ending XXX to title (pg 349, 363-364)	XXX	Verified employment history - Borrower has been self employed XXX years as evidenced by XXX and tax preparer letter.	XXX - Exception is cleared with the attached gift letter. GIFT XXX Exception Cleared;	XXX - Exception is cleared with the attached gift letter. GIFT XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060479	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing fraud report with all alerts satisfactorily addressed and cleared.	XXX	Verified employment history - Borrower has been self employed XXX years as evidenced by XXX and tax preparer letter.	XXX - Exception is cleared with the attached fraud report; drive scores > XXX with all high/med risk fraud findings cleared. Low risk fraud findings clear with lox in file and CDA. FRAUD XXX Exception Cleared;	XXX - Exception is cleared with the attached fraud report; drive scores > XXX with all high/med risk fraud findings cleared. Low risk fraud findings clear with lox in file and XXX. FRAUD XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060479	XXX	XXX	XXX	Credit	Purchase Contract is Deficient	XXX	1	Closed	Missing purchase contract addendum increasing XXX to XXX to match final CD, or corrected CD if XXX is incorrect on final CD. (pg 780/647)	XXX	Verified employment history - Borrower has been self employed XXX years as evidenced by XXX and tax preparer letter.	XXX - "Email from title no additional EM provided the difference was from the gift." ** Agree with lender posted response. Minimum EMD satisfied by borrower; additional funds were gifts from donors.XXXXXX Exception Cleared;	XXX - "Email from title no additional EM provided the difference was from the gift." ** Agree with lender posted response. Minimum EMD satisfied by borrower; additional funds were gifts from donors.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060480	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Per the XXX overlays, investor will not accept Asset Connect doc type.	XXX		XXX - Recd Expanded Access Asset Utilization Worksheet. Refer to new exception APRV XXX. GIDE XXX. Exception Cleared;	XXX - Recd Expanded Access Asset Utilization Worksheet. Refer to new exception APRV XXX. GIDE XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060480	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	ADDED XXX -Loan program changed to asset utilization. Missing lender approval with corresponding 1008/1003.	XXX	XXX - "Attached is the 1003 with the income but can you waive condition as far as it being borrower signed? The borrower did not change the program, we changed it to a different calc at longruns request." Included is a copy of the 1003 for B2. ** Agree, change is deemed immaterial as only the program changed; borrower was qualified using the same assets. APRV XXX Exception Cleared;

XXX - Exception is partially cleared with the attached updated 1003 for B1. Missing borrower signed copy to evidence acknowledgment of the changes. Also missing updated 1003 for B2. APRV XXX Exception Remains;

XXX - Exception is partially cleared with the attached updated 1008/UW Decision. Still missing updated 1003 signed by the borrowers to evidence acknowledgment of the changes. APRV XXX Exception Remains;	XXX - "Attached is the 1003 with the income but can you waive condition as far as it being borrower signed? The borrower did not change the program, we changed it to a different calc at longruns request." Included is a copy of the 1003 for B2. ** Agree, change is deemed immaterial as only the program changed; borrower was qualified using the same assets. APRV XXX Exception Cleared;
														Sold	C	A	C	A	C	A	C	A	C	A
2023060478	XXX	XXX	XXX	Compliance	Missing Initial Loan Estimate	XXX	1	Closed	Missing Initial LE provided XXX Disclosure tracking confirms receipt XXX (pg 43/645)	XXX	Verified credit history - Borrower mid Fico XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX.	XXX - Exception is cleared with the attached copy of the initial LE. TRID XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the initial LE. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060478	XXX	XXX	XXX	Property	Missing Required Second Appraisal	XXX	1	Closed	Missing XXX full appraisal to support value of XXX as required for flip transactions <XXX Days w/value increase > XXX Subject prior sale XXX for XXX.	XXX	Verified credit history - Borrower mid Fico XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX	XXX - Exception is cleared with the attached copy of the XXX appraisal; value XXX > XXX Original Appraised Value, variance < XXX. APPR XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the 2nd appraisal; value $XXX > $XXX Original Appraised Value, variance < XXX%. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060478	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Funds used for asset utilization from sale of REO on XXX Note date is XXX Funds do not meet the seasoning requirement of XXX days.	XXX	Verified credit history - Borrower mid Fico XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX.	XXX - "Post-close net liquid assets are XXX Checking acc XXX +XXX Savings acc XXX PFA income calculations and bank statement with the funds, Cash to close was XXX we had set aside XXX for cash to close on the income calculator, The post close liquid net assets is XXX> XXX". Recd response from investor (PM), "There is no reserve requirement for this program. The "Requirement" section highlighted below is the requirement for assets being amortized for qualifying income, not post-closing reserves. GIDE XXX Exception Cleared;

XXX - Recd response from investor (GS), "We reviewed guidelines and discussed with some contacts at XXX The sale of real estate is an eligible source for seasoning requirement. That said, I want to make sure borrower meets all the other criteria of the guideline. See highlighted below".
Asset Utilization Requirement: Borrowers must have a minimum of
(i.) XXX in Qualified Assets OR
(ii.) XXX times the loan balance Qualified Assets, but never less than XXX liquid assets.
Assets: Borrower must have a minimum of XXX post-close liquid assets.
												**The post close liquid net assets is XXX < XXX GIDE XXX Exception Remains;	XXX - "Post-close net liquid assets are $XXX XXX Checking acc XXX + $XXX XXXSavings acc XXX, PFA income calculations and bank statement with the funds, Cash to close was $XXX, we had set aside $XXX for cash to close on the income calculator, The post close liquid net assets is $XXX> $XXX". Recd response from investor (PM), "There is no reserve requirement for this program. The "Requirement" section highlighted below is the requirement for assets being amortized for qualifying income, not post-closing reserves.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060478	XXX	XXX	XXX	Property	Potential Flip Transaction	XXX	2	Acknowledged	Lender acknowledged exception for non arms length flip transaction < XXX > XXX increase in value XXX Current value/sales price XXX). Appraiser notes an increased value is warranted due to recent improvements made by seller. Upgrades included updating kitchen and bathrooms.) ** Pending investor acknowledgment of exception)	Verified credit history - Borrower mid Fico XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX	XXX - Exception overridden to EV2, as per investor response posted XXX. Review DTI XXX. < XXX when calculating qualifying payments on student loan debt at .XXX, as per lender guide. PROP XXX Exception Overridden to EV2;

XXX - Recd investor response (PM), "We will allow the XXX DTI." PROP XXX Exception Overridden to EV2;

												XXX - Recd investor response, "We are ok to proceed with this exception". ** Seller uploaded Non-QM Exception Request Form approved by investor, however, max DTI allowed is XXX Review calculated DTI XXX > XXX. Escalated to investor for review. PROP XXX Exception Remains;	Client: XXX - Exception overridden to XXX, as per investor response posted XXX. Review DTI XXX% < XXX% when calculating qualifying payments on student loan debt at .XXX%, as per lender guide. XXX Exception Overridden to XXX;	Sold	C	B	C	B	C	B	C	B	C	B
2023060468	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	1	Closed	Recd updated EOI Compliance Resubmission XXX: The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).

Original Exception: Variance appears to be related to the estimatedXXX Insurance premium.

 Per the CD lender used XXX/mth.  Review calculated XXX based on the premium of XXX per deck page (455/603)--The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).

									The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).	XXX	Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX for XXX mth Bank Statement program.; Low DTI - DTI is XXX w/a max allowed of XXX	XXX - Recd updated EOI; Difference of XXX due to annual premium rounding to the nearest dollar. Per XXX. "If XXX is in file and the escrow payment disclosed in the projected payments table matches the XXX monthly payment, then no exception is warranted". ** Exception is cleared. Confirmed that the XXX matches to the the projected payment section. TRID XXX Exception Cleared;	XXX - Recd updated EOI; Difference of $XXX due to annual premium rounding to the nearest dollar. Per XXX, "If XXX is in file and the escrow payment disclosed in the projected payments table matches the XXX monthly payment, then no exception is warranted". ** Exception is cleared. Confirmed that the XXX matches to the the projected payment section. XXX Exception Cleared;	Approved	C	A	C	A	C	A	C	A	C	A
2023060468	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Borrower is a XXX and the per the note closed on an XXX program. Per the guidelines, First Time Home Buyers not allowed on Interest Only or DSCR Program.		Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX for XXX mth Bank Statement program.; Low DTI - DTI is XXX w/a max allowed of XXX.		Client: Investor acknowledged exception based on the following compensating factors: Borrower has XXX mths verified reserves, mid FICO of XXX, low DTI of XXX%.	Approved	C	B	C	B	C	B	C	B	C	B
2023060468	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	1	Closed	Missing evidence of XXX yrs self-employment and that business has been in existence for at XXX least years as required per guidelines. SOS reflects date file for XXX of XXX, loan closed XXX. It is noted that the prior to becoming self-employed the borrower was an Associate at XXX from XXX-XXX	XXX	Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX for XXX mth Bank Statement program.; Low DTI - DTI is XXX w/a max allowed of XXX	XXX Exception set in error per g/l -Self-employed Borrower income in a licensed profession will be considered from a business that's been in existence for less than XXXyears, but greater than XXX year if the Borrower has at least XXX years of documented previous experience in the same profession, or evidence of formal education in a related field.
														Approved	C	A	C	A	C	A	C	A	C	A
2023060477	XXX	XXX	XXX	Property	Appraisal Value is not supported by comparables	XXX	2	Acknowledged	Subject is XXX Unit and sales comparables used are XXX Units. Investor approved exception pg 177.		Verified credit history - Middle credit score XXX with no history of delinquency reported.		Client: Investor approved exception pg 177.	Sold	C	B	C	B	B	B	C	B	C	B
2023060477	XXX	XXX	XXX	Credit	Undisclosed or Excluded Debt	XXX	1	Closed	Missing verification of mortgages for non-subject REO, XXX; Number of Mortgages and Unpaid Balances must be verified.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported.	XXX - Exception is cleared with the attached VOM's verifying original mortgage amount; loans are fixed rate with satisfactory mortgage rating, thus current mortgage balance is deemed immaterial as usage of the original mortgage amount is most conservative.XXXXXX Exception Cleared;	XXX - Exception is cleared with the attached VOM's verifying original mortgage amount; loans are fixed rate with satisfactory mortgage rating, thus current mortgage balance is deemed immaterial as usage of the original mortgage amount is most XXX.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060477	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing lender approval/UW Decision; only 1008 provided.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported.	XXX - Exception is cleared with the attached UW Decision. APRV XXX Exception Cleared;	XXX - Exception is cleared with the attached UW Decision. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Compliance	Missing XXX Rider	XXX	1	Closed	Missing XXX Rider; Property is a XXX, as per Title Commitment and Appraisal Report, however, a XXX Rider was not produced or signed at closing (pg 93, 427,205-XXX Rider Not Checked on Mortgage).	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Exception is cleared with the attached copy of the recorded XXX Rider and corresponding Affidavit. DEED XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the recorded PUD Rider and corresponding Affidavit. DEED XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Property	Property Values Declining	XXX	2	Acknowledged	Median comparable list price is indicated to be declining (pg 101). "The subjects market over the past XXX years has demonstrated lower inventory and increasing prices. Correctly priced homes were going under contract in a matter of days, many times above list price, and under multiple offers. Many markets are now slowing down due to high interest rates. Inventory is slowly increasing as well as days on market", as per appraiser.

It should also be noted that the appraisal value XXX > Predominant Value of XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Recd response from investor, "Yes, the new appraisal language would be acceptable." **On XXX, Recd corrected appraisal; Appraiser noted the following, "Typo. Median list price is stable. Page 1 of XXX and 1004MC updated. The subject is not an over improvement despite varying from predominant. This variance is a result of age, size and view. It remains within the typical values in the market and no adverse market reaction is noted." APPR XXX Investor Acknowledged Exception;

												XXX - Recd corrected appraisal. Appraiser noted the following, "Typo. Median list price is stable. Page 1 of XXX and 1004MC updated. The subject is not an over improvement despite varying from predominant. This variance is a result of age, size and view. It remains within the typical values in the market and no adverse market reaction is noted." ** No exception cleared. Missing investor acknowledgment. APPR XXX Exception Remains; **Emailed investor	Client: XXX - Recd response from investor, "Yes, the new appraisal language would be acceptable." **On XXX, Recd corrected appraisal; Appraiser noted the following, "Typo. Median list price is stable. Page 1 of XXX and 1004MC updated. The subject is not an over improvement despite varying from predominant. This variance is a result of age, size and view. It remains within the typical values in the market and no adverse market reaction is noted." XXX Investor Acknowledged Exception;	Sold	C	B	C	B	C	B	C	B	C	B
2023060470	XXX	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	1	Closed	Missing a complete copy of the closing package signed at closing, to include closing instructions, disclosures, and lender/state specific disclosures. The following documentation, as applicable, is missing:

Closing Instructions / Documents
Acknowledgment
Affidavit of Occupancy
Allonge
Amortization Schedule
Anti-Money Laundering & XXX Compliance
Borrower Certification & Authorization
Borrower Consent To The Use Of Tax Return Info
Certificate of Loans to One Borrower
Compliance Agreement
Credit Score Disclosure
XXX
Escrow Waiver
Errors & Omissions
Financial Status Affidavit
Flood Hazard Determination
Hazard Insurance Authorization & Requirements
Hazard Insurance Endorsement Letter
XXX/XXX Information
Invoice
Limited XXX Correction Agreement
Notice of Servicing Transfer
Notice of Furnishing Negative Info
Privacy Policy
Patriot Act Disclosure
Occupancy Affidavit
Occupancy/ Mailing Address Certification
Undisclosed Debt Acknowledgment

Closing Documentation Provided in File:
Note
Mortgage
First Payment Letter
Initial Escrow Disclosure
4506-C
W-9
Signature/Name Affidavit
Patriot Act
Tax Information Sheet

XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Exception is cleared with the attached borrower executed Loan Quality Initiative form. COMP XXX Exception Cleared;

XXX - Recd lender signed attestation on company letterhead, "XXX does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, XXX adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." ** Exception can be cleared upon receipt of the  Loan Quality Initiative form executed by the borrower in the initial disclosure package. COMP XXX Exception Remains;

XXX - Exception re-reviewed and updated. Missing executed Loan Quality Initiative form. All other disclosure requirements met with initial disclosures, disclosures provided via stip presentment, and undisclosed debt monitoring provided in file. COMP XXX Exception Remains; **Awaiting attestation from XXX compliance addressing disclosure practices.

XXX - Recd XXX Patriot Act Disclosure and 36 pages of documents:
Flood Insurance Premium Disclosure & Settlement Certification pg 2;
Closing Instructions pg 3;
Address Affidavit pg 10;
Amortization pg 11;
Borrowers Certification & Authorization pg 17;
Errors and Omissions/Compliance Agreement pg 18;
Consent to Social Security Administrations Release of XXX pg 19,30,32;
Credit Score Disclosure pg 20;
Notice to the Home Loan Applicant pg 26;
FACT Act Notice pg 27;
Notice to Purchaser-Mortgagor pg 28;
Notice of Servicing Transfer pg 29;
Consent to Communicate pg 33;
Closing Attestation pg 34;
Covid-19 pg 35;
Hazard Insurance Authorization Requirements and Disclosure pg 36;
** No exception cleared. Missing affidavit of occupancy, XXX Notice, Hazard Insurance Endorsement Letter, Privacy Disclosure, Notice for Furnishing Negative Information, and the Undisclosed Debt Acknowledgement provided/signed at closing. COMP XXX Exception Remains;

XXX - Recd same documentation provided on XXX  ** No exception cleared. Still missing the following documentation:
Affidavit of Occupancy
XXX
XXXMortgage Fraud Disclosure
Hazard Insurance Endorsement Letter
Notice of Furnishing Negative Info
Privacy Policy
Mailing Address Certification
Undisclosed Debt Acknowledgment
COMP XXX Exception Remains;

XXX- Recd XXX pages of closing docs:
FL Insurance Premium Disclosure pg 2
Closing Instructions pg 3
Address Affidavit pg 10
Amortization Schedule pg 11
Borrower's Certification & Authorization pg 17
Errors and Omissions/Compliance Agreement pg 18
Consent to SS Verification pg 19,32
Credit Score Disclosure pg 20
Notice to Home Loan Applicant pg 26
FACT Act Notice pg 27
Notice to Purchaser-Mortgagor pg 28
Notice of Servicing Transfer pg 29
Consent for Release of Information pg 30
Consent to Communicate pg 33
Closing Attestation pg 34
Covid-19 Attestation pg 35
Hazard Insurance Authorization pg 36
**
Still missing the following documentation:
Affidavit of Occupancy
Anti-Money Laundering & XXX Compliance
Certificate of Loans to One Borrower
XXX
XXX Mortgage Fraud Disclosure
Hazard Insurance Endorsement Letter
Notice of Furnishing Negative Info
Privacy Policy
Mailing Address Certification
Undisclosed Debt Acknowledgment
COMP XXX Exception Remains;

													XXX - Exception is cleared with the attached borrower executed Loan Quality Initiative form. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Credit	Missing Required Property Title Search	XXX	1	Closed	Missing copy of the Survey for subject property; subject is located in XXX	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Exception is cleared with the attached copy of the survey. TITL XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the survey. XXXException Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Compliance	LE / CD Re-Disclosure Made Post-Consummation	XXX	2	Acknowledged	XXX issued XXX to correct Seller utility Payment disclosed in Section H.		Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed		Client: Initial Grade - XXX	Sold	C	B	C	B	B	B	C	B	C	B
2023060470	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing fraud report with all alerts satisfactorily addressed; Fraud Report in file has Auto Refer pg 443.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Recd updated fraud report with 1000/Pass score with all alerts cleared. FRAUD XXX Exception Cleared;	XXX- Recd updated fraud report with XXX/Pass score with all alerts cleared. FRAUD XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	XXX	1	Closed	Minimum tradeline requirement not met; XXX Installment Rated XXX Month and XXX Revolving Rated XXX Months.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - "Per the guidelines, it looks like it is not required for all XXX tradelines to be opened, just one that has been opened and active for the past XXX months."

 ** Agree. Per lender guide, Each Borrower must have an established credit history and the following must appear on their credit bureau report:

A minimum of XXX (XXX) trade lines from traditional credit sources that reported for XXX months or more.

At least XXX (XXX) of these must be open and active for the last XXX months.

Minimum tradeline requirement satisfied with closed tradelines.XXXXXX Exception Cleared;	XXX - "Per the guidelines, it looks like it is not required for all three tradelines to be opened, just one that has been opened and active for the past XXX months."
 ** Agree. Per lender guide, Each Borrower must have an established credit history and the following must appear on their credit bureau report:
A minimum of XXX trade lines from traditional credit sources that reported for XXX months or more.
At least XXXof these must be open and active for the last XXX months.
													Minimum tradeline requirement satisfied with closed tradelines.XXX0098 Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Credit	Missing Tax Payer Consent Notice / Acknowledgment	XXX	1	Closed	Missing taxpayer consent executed at closing.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Exception is cleared with the attached copy of the taxpayer consent form executed at closing.XXXXXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the taxpayer consent form executed at closing.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Borrower conducts business through a personal account. Per lender guide, XXX months business bank statements must be provided to validate borrower utilizes separate accounts for personal and business banking transaction. Missing investor acknowledgment for the exception to lender guide.

									NOTE: CPA expense ratio of XXX used for income calculation.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - "Because they do not have business bank statements, we qualified off of "Business Bank Statement Method". ** Agree. Per lender guide XXX Months Business Bank Statements, Co-mingled funds may be considered IF the borrowers sole proprietorship is also the borrowers name. Borrowers business transactions are posted to the borrowers personal account; no separate business name and borrower is XXX owner.XXXXXX Exception Cleared;	XXX - "Because they do not have business bank statements, we qualified off of "Business Bank Statement Method". ** Agree. Per lender guide XXX Months Business Bank Statements, Co-mingled funds may be considered IF the borrowers sole proprietorship is also the borrowers name. Borrowers business transactions are posted to the borrowers personal account; no separate business name and borrower is XXX% owner.XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060470	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing bank statement calculator and 1008.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed	XXX - Exception is cleared with the attached bank statement calculator. APRV XXX Exception Cleared;

XXX - Attached QMATR Worksheet is insufficient to satisfy the exception. Missing is a copy of the bank statement calculator used to calculate the qualifying income. APRV XXX Exception Remains;

												XXX - Exception is partially cleared with the attached copy of the 1008. Still missing the lenders bank statement calculator. APRV XXX Exception Remains;	XXX - Exception is cleared with the attached bank statement calculator. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060471	XXX	XXX	XXX	Compliance	Missing Notary on Mortgage/DOT	XXX	1	Closed	Deed of Trust is missing the loose notary certification as noted on pg 15 of 15 (pg 741). Statutory Warranty Deed is also missing the notarization (pg 748).	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < XXX Max Allowed	XXX - Exception is cleared with the attached copies of the recorded Deed of Trust and Statutory Warranty Deed that include notarization. DEED XXX Exception Cleared;	XXX - Exception is cleared with the attached copies of the recorded Deed of Trust and Statutory Warranty Deed that include notarization. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060471	XXX	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	1	Closed	Missing complete closing package to include all disclosures executed at closing; only closing documents provided in file were the Note, DOT, First Payment Letter, Initial Escrow Account Disclosure, 4506-C, W-9, Signature Name Affidavit, Patriot Act Disclosure, and Appraisal Acknowledgement provided.

Missing the following documents provided at closing, as applicable:

Closing Instructions

Amortization

XXX Day Letter-Hardship Letter

Authorization to Release XXX
Borrowers Authorization to Release Information

Credit Score Disclosure-Notice to Home Loan Applicant

XXX
Error and Omission-Compliance Agreement

Fair Credit Reporting Disclosure

Fair Lending

Hazard-Flood Insurance Notice

Important Information About Your Property Taxes

Impound Authorization

Notice Concerning Furnishing of Negative Info to Consumer Reporting

Notice to Borrower Special Flood Zone

Occupancy Affidavit

Privacy Notice

Rate Lock-In Agreement Disclosure

Statement of Anti Coercion - XXX
Opting Out of Information Sharing

Notice of Penalties for Making False Statements

Mortgage Fraud is Investigated by the XXX

XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < XXX Max Allowed	XXX - Recd B3 executed Loan Quality Initiative Disclosure. COMP XXX Exception Cleared;

XXX - Recd B1/B2 executed Loan Quality Initiative Disclosure. Missing form for B3. COMP XXX Exception Remains;

XXX - Recd lender signed attestation on company letterhead, "XXX does not require disclosures that were signed at initial application to be resigned at closing, unless legally required. Additionally, XXX adheres to the XXX guides for undisclosed debt, as well as uses a debt monitoring service." ** Exception can be cleared upon receipt of the  Loan Quality Initiative form executed by the borrower in the initial disclosure package. COMP XXX Exception Remains;

XXX - Recd 95 pages of documentation:
XXX Firms Compensation Addendum pg 1
Modification of Closing Date Addendum pg 3
Covid-19 Notification pg 8
Quit Claim Deed and Excise Tax Affidavit pg 11
Escrow Instructions pg 12
Closing Instructions pg 27
Address Affidavit pg 34
Borrower's Certification & Authorization pg 37
Consent to XXX Release of XXX Number Verification pg 41
Credit Score/Notice to Home Loan Applicant pg 44
XXX Act Notice pg 65
Notice of Servicing Transfer pg 66
Form XXX-89 pg 78
Consent to Communicate pg 81
Closing Attestation pg 82
Covid 19 Attestation pg 85
Hazard Insurance Authorization pg 86
Error and Omissions / Compliance Agreement pg 87
Amortization pg 88
Real Estate Excise Tax Affidavit pg 94
** Still missing Loan Quality Initiative Disclosure. COMP XXX Exception Remains;

													XXX - Recd B3 executed Loan Quality Initiative Disclosure. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060471	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing AUS with recommendation approve/ineligible.	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < XXX Max Allowed	XXX - Recd XXX Submission #2 with recommendation of Approve/Ineligible. APRV XXX Exception Cleared;	XXX - Recd AUS Submission #XXX with recommendation of Approve/Ineligible. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060471	XXX	XXX	XXX	Credit	Sales Contract is not executed by all Parties	XXX	2	Acknowledged	Missing executed purchase contract addendum adding B3.	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < XXX Max Allowed	XXX - "XXX is a non-occupying borrower. Would he still need to be included on the purchase

												contract, as the guidelines do not specify this." ** Initial grade EV2 for missing Addendum to Purchase Agreement to add non-occupying co-borrower. Escrow instructions state that in the event there is a variance between the Purchase Agreement and the final terms of the transaction the escrow agent will close the transaction is accordance to the final terms of the transaction.XXXXXX Exception Overridden to EV2;	Mitigated Risk: XXX- "XXX is a non-occupying borrower. Would he still need to be included on the purchase contract, as the guidelines do not specify this." ** Initial grade EV2 for missing Addendum to Purchase Agreement to add non-occupying co-borrower. Escrow instructions state that in the event there is a variance between the Purchase Agreement and the final terms of the transaction the escrow agent will close the transaction is accordance to the final terms of the transaction.XXX Exception Overridden to EV2;	Sold	C	B	C	B	C	B	C	B	C	B
2023060471	XXX	XXX	XXX	Property	XXX Appraisal Requirements are Not Met	XXX	1	Closed	Missing appraiser certification stating the appraisal was prepared in accordance with Title XI of XXX and any implementing regulations	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < XXX Max Allowed	XXX - XXX Certification located on pg 128 in the original file. APPR XXX Exception Cleared;	XXX - XXX Certification located on pg 128 in the original file. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060471	XXX	XXX	XXX	Credit	Missing Verification of Liability (Contingent or Otherwise)	XXX	2	Acknowledged	B1/B2 credit inquiry indicates new debt acquired with XXX and XXX, however, verification of debt not provided in file.	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max Allowed; Low DTI - XXX DTI < XXX Max Allowed	XXX - Recd processor cert, "The new line of credit that was open for XXX and XXX, are in the name of the borrowers businesses. Due to them being under the borrowers businesses, they will not reflect on the personal credit report. I have uploaded the statements for both lines of credit." Included are copies of the billing statements evidencing debt being held in the name of business. ** Per lender guide, Business debts for which the borrower is personally liable are included in the debt calculation. If the account is new, it must be included in the DTI calculations. DTI XXX < XXX with business debt included. XXX billing statement is post-consummation dated, thus overriding to EV2 in support undisclosed debt monitoring report reflecting no reported notifications.XXXXXX Exception Overridden to EV2;

												XXX - Lender posted response is insufficient to satisfy the exception. Credit inquiry on XXX by XXX are not reported on the credit report.XXXXXX Exception Remains;	Mitigated Risk: XXX - Recd processor cert, "The new line of credit that was open for XXX and XXX, are in the name of the borrowers businesses. Due to them being under the borrowers businesses, they will not reflect on the personal credit report. I have uploaded the statements for both lines of credit." Included are copies of the billing statements evidencing debt being held in the name of business. ** Per lender guide, Business debts for which the borrower is personally liable are included in the debt calculation. If the account is new, it must be included in the DTI calculations. DTI XXX% < DTI% with business debt included.XXXbilling statement is post-consummation dated, thus overriding to DTI in support undisclosed debt monitoring report reflecting no reported notifications provided in file.XXX Exception Overridden to XXX;	Sold	C	B	C	B	C	B	C	B	C	B
2023060484	XXX	XXX	XXX	Credit	Title Policy - Schedule A Exception	XXX	1	Closed	Preliminary Report (pg.290) in file reflects Loan amount XXX and Loan No XXX when Subject Loan amount is XXX and Loan No XXX per Note pg.32	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required6 months per final CD (pg.24).

; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received response of attached is right title supplement with loan amount of XXX for loan XXX

												*Exception remains. Missing is full copy of correct title evidence. Lender provided only page one (Supplemental Report/Commitment).	XXX - Received lender response of: "please find the updated prelim". *Exception Cleared. Received updated Preliminary report	Sold	C	A	C	A	C	A	C	A	C	A
2023060484	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Missing Initial 1003 Application not in file.	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per final CD (pg.24).

; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received a response of "this is a DSCR loan and the initial 1003 is not required.

												*Exception Remains. Under TRID, XXX items are required to define an application which includes the consumer's name, income and social security number (to obtain a credit report), the property's address, an estimate of property's value and the loan amount sought. Still missing the initial 1003 application. And the discrepancy noted under APP XXX. An initial 1003 application is required	Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	Sold	C	B	C	B	C	B	C	B	C	B
2023060484	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	2	Acknowledged	Appraisal reviews are required for all loan amounts per Guidelines pg.22/45; CDA or ARR not in file.	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per final CD (pg.24).

; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received a response of: "the Collateral Underwriter Risk Score is XXX, Appraisal review is not required.

												*Exception Remains. Credit Matrix and XXX guidelines require a full appraisal and CDA for loan < XXX.	Client: Per Investor email dated XXX, override missing CDA based on XXX CU with score of XXX.	Sold	C	B	C	B	C	B	C	B	C	B
2023060484	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged	Final 1003 (pg.206-210) listed XXX REO properties obtained new loans by XXX not able to match/verified with credit report (pg. 221). Needs to be verified as XXX exposure may not exceed XXX loans or XXX aggregate for each borrower (pg.29)	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required 6 months per final CD (pg.24).

; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Response stated "The XXX listed on the updated 1003 is the active loans, the rest have been cancelled". Received a 2-pg. credit supplement dated XXX which is not on the subject borrower and does not apply to this transaction. It was not reviewed to this loan/exception. Also received a final CD that is also not for the subject loan (borrower or property). The stips appear to be mislabeled and apply to a different loan/property/borrower.

*Exception Remains * Original exception is not addressed and the list presented on XXX does not match to the 1003 REOs in file. Final 1003 (pg.206-210) listed XXX REO properties obtained new loans by XXXnot able to match/verified with credit report (pg. 221). XXX exposure may not exceed XXX loans or XXX aggregate for each borrower. No updated executed final 1003 provided to address the discrepancy in REO owned/financed and to match up to the Credit report and Supplement. No evidence presented of the claimed "cancelled loans".

XXX - Received lender response of: "the XXX listed on the updated 1003 is the active loans, the rest have been cancelled.

*Exception Remains. Original exception is not addressed and list presented does not match to the 1003 REOs in file. Final 1003 (pg.206-210) listed XXX REO properties obtained new loans by XXX not able to match/verified with credit report (pg. 221). Needs to be verified as XXX exposure may not exceed XXX loans or XXX aggregate for each borrower (pg.29)

XXX - Received a response of find the updated 1003. A single page of older 1003 version provided with an REO schedule reflecting XXX properties.

**Exception Remains***

XXX - Received a response of find the updated 1003. A single page of older 1003 version provided with an REO schedule reflecting XXX properties.

												*Exception Remains. Original exception is not addressed and list presented does not match to the 1003 REOs in file. Final 1003 (pg.206-210) listed 10 REO properties obtained new loans by XXX not able to match/verified with credit report (pg. 221). Needs to be verified as XXX exposure may not exceed XXX loans or XXX aggregate for each borrower (pg.29)	Client: Per XXX dated email, the Investor acknowledged to override exception. *Exception Overridden to EV2 status.	Sold	C	B	C	B	C	B	C	B	C	B
2023060484	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Preliminary Title (pg.290) shows Subject Property acquired XXX Appraisal does not include date of prior sale in report or analysis.	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per final CD (pg.24).

; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.	XXX - Received a response of "updated appraisal has been uploaded". Received the same appraisal as presented in file, with no change noted for disclosing prior sale date/price of subject property.

*Exception Remains. Appraisal report remains incomplete. Prior XXX sale date/price of Subject Property not included on Appraisal report.

XXX - Received lender response of: "the updated appraisal has been requested.

*Exception Remains.

XXX - Received Lender statement regarding comparables.

**Exception Remains** Appraisal report remains incomplete. Acquisition price and sale date of Subject Property not included on report/analysis regarding opinion of value.

XXX - Received a revised appraisal reflecting a prior sale date in C3 condition for $XXX sale price on XXX. Appraiser notes this was a standard sale (pg. 12/33).
													*Exception Cleared. Per revised Preliminary Title received on XXX, no conveyance of the land within XXX months except for the recorded document on XXX that was a deed transfer from XXX, LLC to the borrower. An online search by XXX confirmed that the borrower is the Registered agent for the LLC, thus this was a Deed transfer and not a Purchase transaction. No purchase occurred on XXX.	Sold	C	A	C	A	C	A	C	A	C	A
2023060484	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Per XXX Credit Guidelines DSCR XXX, Section XXX )p. 15), Seller must supply evidence of the DSCR calculation amount, i.e., the amount to be listed on the 1008 or the XXX DSCR income calculation worksheet.	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per final CD (pg.24).

											; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		XXX - Received a response of "find the updated 1008 with the DSCR calculation". *Exception cleared. 1008 reflects a DSCR ratio calculation under Underwriter comments at XXX%	Sold	C	A	C	A	C	A	C	A	C	A
2023060483	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Missing Initial 1003 Application. Application date XXX per Loan Detail Report (pg.161) and based on credit report date (pg. 42).		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Cash Out Refinance transaction.; Verified housing payment history - Credit report (pg. 53) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - XXX months reserves based on cashout proceeds remains after closing when guidelines required XXX total (XXX for subject and XXX for additional REO financed.)		Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	Sold	C	B	C	B	B	B	C	B	C	B
2023060483	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	2	Acknowledged	Missing satisfactory CDA or ARR. Appraisal reviews are required for all loan amounts per Guidelines pg.22/45. File contains XXX and XXX but guidelines require a CDA or ARR to support the value.		Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Cash Out Refinance transaction.; Verified housing payment history - Credit report (pg. 53) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - XXX months reserves based on cashout proceeds remains after closing when guidelines required XXX total (XXX for subject and XXX for additional REO financed.)		Client: Per Investor email dated XXX, override missing CDA based on XXX CU with score of XXX.	Sold	C	B	C	B	C	B	C	B	C	B
2023060483	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Missing guideline required completed and executed Business Purpose and Occupancy Affidavit (XXX Credit Guideline section XXX). File contains an Occupancy Certification (pg. 288) but is missing the Business Purpose and Occupancy affidavit.	XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for an Investment Cash Out Refinance transaction.; Verified housing payment history - Credit report (pg. 53) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - XXX months reserves based on cashout proceeds remains after closing when guidelines required XXX total (XXX for subject and XXX for additional REO financed.)		XXX - Received Investor email including a 2-pg. document containing Borrower Certification of Business Purpose plus the Occupancy Certification both dated XXX. *Exception Cleared.	Sold	C	A	C	A	C	A	C	A	C	A
2023060485	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Missing initial 1003 application. Subject loan closed under a DSCR business purpose program.		Verified reserves - XXX months reserves remain from cash out proceeds from subject transaction. Guidelines required XXX months.		Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a business purpose loan.	Sold	C	B	C	B	B	B	C	B	C	B
2023060420	XXX	XXX	XXX	Compliance	Escrow account disclosure statement not delivered at closing	XXX	1	Closed	Missing copy of the Initial Escrow Account Disclosure / Statement. Per settlement statement escrows for HOI established.	XXX	Verified credit history - Borrower mid FICO XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of 6. (A total of XXX accounts were used to qualify. For one of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of XXX months or most recent quarterly statement.)		XXX Exception set in error. XXX is part of XXX. Business purpose loans are not subject to regulatory compliance testing, including XXX.	Sold	C	A	C	A	C	A	C	A	C	A
2023060420	XXX	XXX	XXX	Compliance	HUD-XXX is Incomplete	XXX	1	Closed	Missing final settlement statement executed by closing agent. Settlement statements in file pgs 451/455 are only executed by the sellers/borrower.	XXX	Verified credit history - Borrower mid FICO XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX. (A total of XXX accounts were used to qualify. For one of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of XXX months or most recent quarterly statement.)		XXX- Received 5-pg. ALTA Combined Settlement Statement document that reflects closer's signature on pages 4 and 5. *Exception Cleared.	Sold	C	A	C	A	C	A	C	A	C	A
2023060420	XXX	XXX	XXX	Credit	Condo Documentation is Insufficient	XXX	1	Closed	Missing budget for XXX Condominium Assoc.	XXX	Verified credit history - Borrower mid FICO XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX (A total of XXX accounts were used to qualify. For one of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of XXX months or most recent quarterly statement.)		XXX Per lender full review was not completed as loan meets qualifying attributes for Limited review. (Investment XXX% LTV)	Sold	C	A	C	A	C	A	C	A	C	A
2023060420	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	Missing documentation to evidence of appraisal delivery to borrower or executed waiver of right to receive appraisal.	XXX	Verified credit history - Borrower mid FICO XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX. (A total of XXX accounts were used to qualify. For one of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of XXX months or most recent quarterly statement.)		XXX Copy of email to evidence delivery of appraisal received.	Sold	C	A	C	A	C	A	C	A	C	A
2023060420	XXX	XXX	XXX	Credit	Missing Final 1003 Application	XXX	2	Acknowledged	Missing copy of the final executed 1003 (dated XXX). Only the initial executed 1003 was located in the loan file.		Verified credit history - Borrower mid FICO XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX. (A total of XXX accounts were used to qualify. For one of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of XXX months or most recent quarterly statement.)		Client: Waived per Investor, per lender response "this is a Business Purpose Loan and we only require an initial 1003". No final 1003 was obtained.	Sold	D	B	D	B	D	B	D	B	D	B
2023060420	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged	Missing XXX mths statements for XXX. Only the statement covering XXX-XXX provided for review.		Verified credit history - Borrower mid FICO XXX w/a minimum requirement of XXX.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX. (A total of XXX accounts were used to qualify. For one of the XXX accounts (XXX) only XXX statement was provided. Documentation for all of the other accounts met the guideline requirement of XXX months or most recent quarterly statement.)		Client: Waived per Investor, will accept statement covering XXX month.	Sold	C	B	C	B	C	B	C	B	C	B
2023060481	XXX	XXX	XXX	Compliance	Escrow account disclosure statement not delivered at closing	XXX	1	Closed	Missing initial escrow account disclosure	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max	XXX - Exception is cleared with the attached copy of the IEADS. COMP 0046 Exception Cleared;	XXX - Exception set in error, not applicable to business purpose loans. ** Lender did provide XXX. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060481	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Missing plat map and survey.	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max	XXX - Exception is cleared with the attached copy of the survey; plat map located in file pg 326. GIDE XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the survey; plat map located in file pg 326. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060481	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing final loan approval/UW Decision; 1008 and DSCR worksheet provided.	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max	XXX - Exception is cleared with the attached copy of the UW Decision. APRV XXX Exception Cleared;	XXX - Exception is cleared with the attached copy of the UW Decision. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060481	XXX	XXX	XXX	Credit	Missing leases for rental properties on Schedule E	XXX	1	Closed	Transaction date in XXX is prior to lease period start date in XXX. Investor approved exception in file (pg 298), however, loan file is missing XXX months rent, as required per approval. Security deposit and Lease Agreement provided.	XXX	Low LTV/CLTV/HCLTV - XXX LTV < XXX Max		XXX Cash receipt in the amount of $XXX dated XXX received.	Sold	C	A	C	A	C	A	C	A	C	A
2023060472	XXX	XXX	XXX	Credit	Condo Documentation is Insufficient	XXX	1	Closed	Missing subject Condo Questionnaire for XXX and all supporting documentation.	XXX	Low DTI - DTI is XXX w/a max allowed of XXX.; Verified credit history - Borrowers mid FICO is XXX w/a minimum requirement of XXX	XXX Duplicate copy of Master HOI Policy and verification of XXX project approval received.
**Finding remains, missing complete condo questionnaire and supporting documentation. Per guidelines
• All condominiums must meet XXX warrantable Condominium requirements.
• Acceptable project reviews include:
• Limited Review Process
• Full Review Process
• Full Review: Attached Units in New and Newly Converted Condo Projects
• Project Eligibility Review Service (PERS) Approved projects
Note: Exempt from warrantability review: Detached Condos & XXX Condo projects
													XXX Per guidelines PERS approved projects as an acceptable project review type. Investor does not require questionnaire with XXX approval.	Sold	C	A	C	A	C	A	C	A	C	A
2023060472	XXX	XXX	XXX	Property	Property Type is prohibited	XXX	2	Acknowledged	Lender Acknowledged Exception for Ineligible Property due to subject being a Condominium Conversion.-- Finding is pending investor acknowledgment and acceptance. (Lender Exception pgs 221-226)		Low DTI - DTI is XXX w/a max allowed of XXX.; Verified credit history - Borrowers mid FICO is XXX w/a minimum requirement of XXX	XXX Email received from PM confirming investor accepts property.	Client: Investor acknowledged exception.	Sold	C	B	C	B	C	B	C	B	C	B
2023060473	XXX	XXX	XXX	Compliance	HUD-XXX is Incomplete	XXX	1	Closed	Missing copy of the final CD / Settlement Statement. Per the DOT the Notary transaction date is XXX. Only CD reflecting Disbursement Date of XXX.	XXX	Verified reserves - XXX mos verified reserves > XXX mon required	XXX- Recd email correspondence from the notary stating, " This is my closing and I was the notary. Sorry, I guess I have terrible handwriting. This my 3. This was done on the XXX. ** The notary date on the USA Patriot Act Disclosures (pg 740-741) support closing date of XXX. HUD XXX Exception Cleared;	XXX - Recd email correspondence from the notary stating, " This is my closing and I was the notary. Sorry, I guess I have terrible handwriting. This my XXX. This was done on the XXX. ** The notary date on the USA Patriot Act Disclosures (pg 740-741) support closing date of XXX. XXX Exception Cleared;	Sold	C	A	C	A	C	A	C	A	C	A
2023060474	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	Missing documentation to evidence delivery of XXX appraisal dated XXX.	XXX	Low DTI - Review DTI is XXX w/a max allowed of XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX.; Verified reserves - Borrower has XXX mths verified personal reserves w/a minimum requirement of XXX mths.; Verified housing payment history - XXX mths of mortgage history verified XXX per XXX		XXX Documentation to verify delivery of XXX appraisal to borrower on XXX received.	Sold	C	A	C	A	C	A	C	A	C	A
2023060474	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Missing color copy of the XXX appraisal dated XXX with value of XXX	XXX	Low DTI - Review DTI is XXX w/a max allowed of XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX.; Verified reserves - Borrower has XXX mths verified personal reserves w/a minimum requirement of XXX mths.; Verified housing payment history - XXX mths of mortgage history verified XXX per XXX.		XXX Color copy of appraisal received.	Sold	C	A	C	A	C	A	C	A	C	A
2023060474	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	1	Closed	Missing copy of recorded Mortgage or copy of the lenders instruction's to the closing agent to verify requirement for the recorded document.	XXX	Low DTI - Review DTI is XXX w/a max allowed of XXX.; Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX.; Verified reserves - Borrower has XXX mths verified personal reserves w/a minimum requirement of XXX mths.; Verified housing payment history - XXX mths of mortgage history verified XXX per XXX.		XXX Copy of recorded DOT received.	Sold	C	A	C	A	C	A	C	A	C	A